TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2025
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 7 – TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2025	December 31, 2024
Trades payables	$182,413	$322,235
VAT, income and dividend taxes payable	8,898	29,625
Salaries payable	42,114	50,078
	$233,425	$401,938

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2025

(Expressed in Canadian dollars)

(Unaudited)